Warrants - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended						9 Months Ended						1 Months Ended				12 Months Ended		1 Months Ended				0 Months Ended	1 Months Ended
	May 29, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Series C Warrants [Member]	Sep. 30, 2012 Series C Warrants [Member]	Dec. 31, 2012 Series C Warrants [Member]		Dec. 31, 2011 Series C Warrants [Member]		Sep. 30, 2013 Series A Warrants [Member]	Sep. 30, 2012 Series A Warrants [Member]	Dec. 31, 2012 Series A Warrants [Member]		Dec. 31, 2011 Series A Warrants [Member]		May 31, 2013 Redeemable Convertible Series A and Series C Preferred Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member] Warrants Expire in 2014 [Member]	Dec. 31, 2008 Common Stock [Member] Warrants Expire in 2015 [Member]	May 31, 2013 Redeemable Convertible Series A Preferred Stock [Member]	Jun. 30, 2012 Redeemable Convertible Series A Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Series A Preferred Stock [Member]	Mar. 31, 2012 Redeemable Convertible Series A Preferred Stock [Member]	May 29, 2013 Redeemable Convertible Series C Preferred Stock [Member]	May 31, 2013 Redeemable Convertible Series C Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Series C Preferred Stock [Member]	May 29, 2013 Series C Warrants [Member] Redeemable Convertible Preferred Stock [Member]	May 29, 2013 Series C Warrants [Member] Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase stock																						1,616,113	958,019	658,094			175,000	168,750			4,586,121	206,038	216,491
Warrants and Rights Outstanding		$ 0		$ 3,235	$ 592				$ 3,147	[1],[2]	$ 479	[1]			$ 88	[1],[2]	$ 113	[1]
Fair value adjustment of warrants		1,052	68	5	261	47
Conversion of preferred stock to common stock	13,401,499																		13,433										12,874
Reclassification of warrant liability to equity		$ 3,632	$ 0				$ 3,632	$ 0					$ 0	$ 0
Cashless exercise of warrant into redeemable convertible preferred stock																									144,631	95,380				70,320
Warrants exercise price																							16.00	10.96
Warrants expiration period																							2014	2015
Exercise of common stock warrants																				6,511	194,885

[1]	In order to determine the fair value of the redeemable convertible preferred stock warrants, the Company used an option pricing model (“OPM”) for the year ended December 31, 2011 and a hybrid of the probability-weighted expected return method (“PWERM”) and the OPM, collectively referred to as the “Hybrid Method,” for the year ended December 31, 2012. The Hybrid Method is a PWERM model in which one of the valuation scenarios is modeled using an OPM. Significant inputs for the OPM included an estimate of the fair value of the Series A and Series C redeemable convertible preferred stock, the remaining contractual life of the warrants, an estimate of the timing of a liquidity event, a risk-free rate of interest and an estimate of the Company’s stock volatility using the volatilities of guideline peer companies. Significant inputs for the PWERM included an estimate of the Company’s equity value, a weighted average cost of capital and an estimated probability and timing for each valuation scenario.
[2]	In order to determine the fair value of the redeemable convertible preferred stock warrants, the Company used a hybrid of the probability-weighted expected return method (“PWERM”) and the option pricing model (“OPM”), collectively referred to as the “Hybrid Method,” for the year ended December 31, 2012. The Hybrid Method is a PWERM model in which one of the valuation scenarios is modeled using an OPM.Significant inputs for the OPM included an estimate of the fair value of the Series A and C redeemable convertible preferred stock, the remaining contractual life of the warrants, an estimate of the timing of a liquidity event, a risk-free rate of interest and an estimate of the Company’s stock volatility using the volatilities of guideline peer companies. Significant inputs for the PWERM included an estimate of the Company’s equity value, a weighted average cost of capital and an estimated probability and timing for each valuation scenario.